Warrants on Common Stock	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Warrants and Rights Note Disclosure [Abstract]
Warrants on common stock
NOTE 11 – WARRANTS ON COMMON STOCK
KORE Warrants
In connection with the sale of Series B preferred stock,
pre-combination
KORE issued warrants (“KORE Warrants”) for the purchase of common stock at an exercise price of $0.01 per warrant. As of September 30, 2021 and December 31, 2020, there were zero and 9,814 KORE Warrants issued and outstanding, respectively. Upon closing of the Business Combination, all KORE Warrants were exercised and converted into 1,365,312 shares of commo
n
 stock.

The Company evaluated the KORE Warrants for liability or equity classification in accordance with the provisions of ASC 480,
 Distinguishing Liabilities from Equity
, and ASC
815-40,
 Derivatives and Hedging
. Based on the provisions governing the warrants in the applicable agreement, the Company determined that the KORE Warrants met the criteria and were required to be classified as a liability subject to the guidance in ASC
815-10
and
815-40
and should effectively be treated as outstanding common shares in both basic and diluted EPS calculations.
Public and Private Placement Warrant
As part of CTAC’s initial public offering (“IPO”) in 2020, CTAC issued warrants to third party investors, and each whole warrant entitles the holder to purchase one share of the Company’s common stock at an exercise price of $11.50 per share (the “Public Warrants”). Simultaneously with the closing of the IPO, CTAC completed the private sale of warrants (“Private Placement Warrants”), and each Private Placement Warrant allows the holder to purchase one share of the Company’s common stock at $11.50 per share. Subsequent to the Business Combination, 8,638,966 Public Warrants and 272,778 Private Placement Warrants remained outstanding as of September 30, 2021.
Public Warrants may only be exercised for a whole number of common shares. The Public

Warrants will become exercisable on the later of (a) 30 days after the completion of a Business Combination or (b) 12 months from the closing of the proposed public offering; provided in each case that the Company has an effective registration statement under the Securities Act covering the common shares issuable upon exercise of the Public Warrants and a current prospectus relating to them is available (or the Company permits holders to exercise their Public Warrants on a cashless basis and such cashless exercise is exempt from registration under the Securities Act). Per the Warrant Agreement, the Company has agreed that as soon as practicable, but in no event later than twenty business days after the closing of the initial Business Combination, the Company will use its commercially reasonable efforts to file with the SEC a registration statement covering the common shares issuable upon exercise of the warrants, and the Company will use its commercially reasonable efforts to cause the same to become effective within

60
business days after the closing of the initial Business Combination, and to maintain the effectiveness of such registration statement and a current prospectus relating to those common shares until the warrants expire or are redeemed, as specified in the warrant agreement provided that if the common shares are at the time of any exercise of a warrant not listed on a national securities exchange such that they satisfy the definition of a “covered security” under Section
18
(b)
(1)
of the Securities Act, the Company may, at its option, require holders of Public Warrants who exercise their warrants to do so on a “cashless basis” in accordance with Section
3
(a)
(9)
of the Securities Act and, in the event the Company so elects, it will not be required to file or maintain in effect a registration statement. If a registration statement covering the common shares issuable upon exercise of the warrants is not effective by the
60
th day after the closing of the initial Business Combination, warrant holders may, until such time as there is an effective registration statement and during any period when the Company will have failed to maintain an effective registration statement, exercise warrants on a “cashless basis” in accordance with Section
3
(a)
(9)
of the Securities Act or another exemption, but the Company will use its commercially reasonable efforts to register or qualify the shares under applicable blue sky laws to the extent an exemption is not available.
The Public Warrants will expire five years after the completion of the Business Combination or earlier upon redemption or liquidation.
The Private Placement Warrants and the common shares issuable upon exercise of the Private Placement Warrants will not be transferable, assignable or salable until 30 days after the completion of the initial Business Combination (except pursuant to limited exceptions to the Company’s officers and directors and other persons or entities affiliated with the initial purchasers of the Private Placement Warrants) and they will not be redeemable by the Company (except as described below under “Redemption of warrants for Class A ordinary shares when the price per common share equals or exceeds $10.00”) so long as they are held by the Sponsor or its permitted transferees. The Sponsor, or its permitted transferees, has the option to exercise the Private Placement Warrants on a cashless basis. If the Private Placement Warrants are held by holders other than the Sponsor or its permitted transferees, the Private Placement Warrants will be redeemable by the Company and exercisable by the holders on the same basis as the Public Warrant.

The Company evaluated the Public Warrants and Private Placement Warrants for liability or equity classification in accordance with the provisions of ASC 480,
 Distinguishing Liabilities from Equity
, and ASC
815-40,
 Derivatives and Hedging
. Based on the provisions governing the warrants in the applicable agreement, the Company determined that the Private Placement Warrants met the criteria and were required to be classified as a liability subject to the guidance in ASC
815-10
and
815-40
and should effectively be treated as outstanding common shares in both basic and diluted EPS calculations. As the surviving entity following the Business Combination has a single class of shares, the Public Warrants are classified as equity, with the fair value of the Public Warrants as of the date of the Business Combination closed to additional paid-in
capital.
Initial Measurement
The KORE Warrants were initially measured at fair value. The estimated fair value of the warrants prior to entering into an Agreement and Plan of Merger with CTAC on March 12, 2021, was determined to be a Level 3 fair value measurement. The fair value of each KORE Warrant was approximately the fair value per share of common stock.
The aforementioned warrant liabilities related to KORE Warrants are not subject to qualified hedge accounting.
The Public and Private Placement Warrants were initially measured at fair value. The fair value of the Public Warrants as of September 30, 2021, based on the closing price of KORE.WS, was closed to additional paid-in capital. As the transfer of Private Placement Warrants to anyone outside of a small group of individuals who are permitted transferees would result in the Private Placement Warrants having substantially the same terms as the Public Warrants, the Company determined that the fair value of each Private Placement Warrant is equivalent to that of each Public Warrant, with an insignificant adjustment for short-term marketability restrictions. As such, the Private Placement Warrants are classified as Level 2.
As of September 30, 2021, the aggregate values of the Private Placement Warrants and Public Warrants were $0.3 million and $8.6 million, respectively, based on the closing price of KORE.WS on that date of $1.00.
Subsequent Measure:
The KORE Warrants were converted to common stock through the Business Combination and are no longer outstanding. The Private Placement Warrants are measured at fair value on a recurring basis. The Private Placement Warrants are classified as Level 2, with subsequent measurement of fair value based on the closing price of KORE.WS on the relevant date. The Public Warrants are equity classified not requiring subsequent measurement.
The change in fair value of the warrant liability for the three months ended September 30, 2021 and September 30, 2020 was ($2.9) million and $0.7 million, respectively. The change in fair value of the warrant liability for the nine months ended September 30, 2021 and September 30, 2020 was ($5.3) million and $3.5 million, respectively.

NOTE 12 – WARRANTS ON COMMON STOCK
In connection with the sale of Series B preferred stock, the Company issued warrants for the purchase of common stock at an exercise price of $0.01 per warrant. As of December 31, 2020, and 2019, there are 9,814 warrants issued and outstanding. Warrants are exercisable at any time, at the option of the holder, into common stock at a rate of approximately
1 to 139 initially, subject to adjustments for dilution. Upon closing of the Business Combination described in Note 1, all warrants were converted into
1,365,312
 of common stock of the Company.
The Company evaluated the warrants for liability or equity classification in accordance with the provisions of ASC 480,
 Distinguishing Liabilities from Equity
, and ASC
815-40,
 Derivatives and Hedging
. Based on the provisions governing the warrants in the applicable agreement, the Company determined that the warrants meet the criteria required to be classified as a liability subject to the guidance in ASC
815-10
and
815-40
and should effectively be treated as outstanding common shares in both basic and diluted EPS calculations.
The Company has determined its warrants to be a Level 3 fair value measurement. The fair value of each warrant is approximately the fair value of common shares.